EGShares India Consumer ETF
EGShares India Consumer ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Index (the "Consumer Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Consumer ETF C000101379 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Consumer ETF C000101379 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Consumer Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally consumer goods and services companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian consumer companies as companies that are included in the Consumer Underlying Index at the time of purchase and generally includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Consumer Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's consumer sectors. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods and services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Consumer Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Consumer Underlying Index.   The Fund incurs a number of operating expenses that are not reflected in the Consumer Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Consumer Underlying Index is concentrated in the consumer goods and services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Financials ETF
EGShares India Financials ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Financial Index (the "Financial Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Financials ETF C000101383 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Financials ETF C000101383 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Financial Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally financial services companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian financial services companies as companies that are included in the Financial Underlying Index at the time of purchase and generally includes companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance and capital markets. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Financial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Financial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Financial Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's financial sectors. Accordingly, the Fund is likely to be concentrated in the Indian financial services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Financial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Financial Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Financial Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financial Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Financial Concentration  Because the Financial Underlying Index is concentrated in the financial services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Companies in the financial services industry are subject to extensive government regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financial Underlying Index.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Health Care ETF
EGShares India Health Care ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the "Healthcare Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Health Care ETF C000101384 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Health Care ETF C000101384 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally healthcare companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and generally includes companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Healthcare Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's healthcare sectors. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Healthcare Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund's portfolio may fall. Many factors can adversely affect an equity security's performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund's Shares generally trade in the secondary market on the NYSE Arca, Inc. (the "Exchange") at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund's net asset value per Share ("NAV"), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund's return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund's portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund's portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Healthcare Underlying Index.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Industrials ETF
EGShares India Industrials ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Industrial Index (the "Industrial Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Industrials ETF C000101386 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Industrials ETF C000101386 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Industrial Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally industrial companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian industrial companies as companies that are included in the Industrial Underlying Index at the time of purchase. Industrial companies generally include companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Industrial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Industrial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Industrial Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's industrial sectors. Accordingly, the Fund is likely to be concentrated in the Indian industrial industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Industrial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Industrial Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Industrial Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrial Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Industrial Concentration  Because the Industrial Underlying Index is concentrated in the industrial sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.  Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India   Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrial Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Technology ETF
EGShares India Technology ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Technology Index (the "Technology Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Technology ETF C000101387 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Technology ETF C000101387 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Technology Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally technology companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian technology companies as companies that are included in the Technology Underlying Index at the time of purchase. Technology companies generally include companies whose businesses involve: diversified telecommunication; electrical equipment; IT services; software; and wireless telecommunication services. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Technology Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's technology sectors. Accordingly, the Fund is likely to be concentrated in the Indian technology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Technology Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Technology Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Technology Concentration  Because the Technology Underlying Index is concentrated in the technology industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Basic Materials ETF
EGShares India Basic Materials ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Basic Materials Index (the "Basic Materials Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Basic Materials ETF C000101389 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Basic Materials ETF C000101389 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Basic Materials Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally basic materials companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian basic materials companies as companies that are included in the Basic Materials Underlying Index at the time of purchase. Basic materials companies generally include companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Basic Materials Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's basic materials sectors. Accordingly, the Fund is likely to be concentrated in the Indian basic materials industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Basic Materials Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Basic Materials Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration  Because the Basic Materials Underlying Index is concentrated in the basic materials industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Energy ETF
EGShares India Energy ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Energy Index (the "Energy Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India Energy ETF C000101390 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Energy ETF C000101390 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Energy Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally energy companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian energy companies as companies that are included in the Energy Underlying Index at the time of purchase. Energy companies generally include companies whose businesses involve: oil and gas production; oil equipment; services and distribution; alternative energy; and energy traders. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Energy Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's energy sectors. Accordingly, the Fund is likely to be concentrated in the Indian energy industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Energy Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Energy Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Energy Concentration  Because the Energy Underlying Index is concentrated in the oil and gas industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India High Income Low Beta ETF
EGShares India High Income Low Beta ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India High Income Low Beta Index (the "India HILB Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares India High Income Low Beta ETF C000101380 [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.65%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India High Income Low Beta ETF C000101380 [Member]	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India HILB Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), domiciled in India having a market capitalization of at least  $250 million at the time of purchase. The India HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Indian companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Indian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading companies traded on the National Stock Exchange of India and the Bombay Stock Exchange. The components of the India HILB Underlying Index will have also paid dividends consistently over the last three years. The India HILB Underlying Index was developed to provide a lower beta, and a greater dividend yield (i.e., high income), than the BSE SENSEX Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the India HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the India HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the India HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India HILB Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange ”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the India HILB Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the India HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the India HILB Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India HILB Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets High Income Low Beta ETF
EGShares Emerging Markets High Income Low Beta ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Market High Income Low Beta Index (the "HILB Underlying Index").
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares Emerging Markets High Income Low Beta ETF C000101381 [Member]
Management Fees (as a percentage of Assets)		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.69%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.79%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets High Income Low Beta ETF C000101381 [Member]	87	440

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILB Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), domiciled in emerging markets countries having a market capitalization of at least  $250 million at the time of purchase. The HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the broad market benchmark indices of the local exchanges in which the component securities trade. The components of the HILB Underlying Index will have also paid dividends consistently over the last three years. The HILB Underlying Index was developed to provide a lower beta, and a greater dividend yield (i.e., high income), than the MSCI Emerging Market Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the HILB Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the HILB Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILB Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the HILB Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Food and Agriculture ETF
EGShares Emerging Markets Food and Agriculture ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Food and Agriculture Index (the "Food and Agriculture Underlying Index").

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EGShares Emerging Markets Food and Agriculture ETF C000101382 [Member]
Management Fees (as a percentage of Assets)		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):	[1]	0.69%
Total Annual Fund Operating Expenses (as a percentage of Assets)		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.79%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Food and Agriculture ETF C000101382 [Member]	87	440

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Food and Agriculture Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally food and agriculture companies domiciled in emerging market countries having a market capitalization of at least  $100 million at the time of purchase. The Fund defines food and agriculture companies as companies that are included in the Food and Agriculture Underlying Index at the time of purchase. Food and agriculture companies generally include companies whose businesses involve: restaurants; paper packaging; metal and glass containers; commodity chemicals; fertilizers and agricultural chemicals; brewers; distillers and vintners; soft drinks; agricultural products; and packaged foods and meats. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Food and Agriculture Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Food and Agriculture Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Food and Agriculture Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors. Accordingly, the Fund is likely to be concentrated in the emerging markets food and agriculture companies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Food and Agriculture Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Food and Agriculture Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Food and Agriculture Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Food and Agriculture Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Food and Agriculture Concentration  Because the Food and Agriculture Underlying Index is concentrated in the food and agriculture industry of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of the food and agriculture industry is closely tied to economic forces and government policies and regulations affecting the food and agriculture industry, as well as the weather.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Food and Agriculture Underlying Index.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 10, 2011
Entity Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 10, 2011
Prospectus Date	rr_ProspectusDate	Jun 10, 2011
EGShares India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Consumer ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Index (the "Consumer Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Consumer Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally consumer goods and services companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian consumer companies as companies that are included in the Consumer Underlying Index at the time of purchase and generally includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Consumer Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's consumer sectors. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods and services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Consumer Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Consumer Underlying Index.   The Fund incurs a number of operating expenses that are not reflected in the Consumer Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Consumer Underlying Index is concentrated in the consumer goods and services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Consumer ETF | C000101379 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Financials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Financial Index (the "Financial Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Financial Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally financial services companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian financial services companies as companies that are included in the Financial Underlying Index at the time of purchase and generally includes companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance and capital markets. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Financial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Financial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Financial Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's financial sectors. Accordingly, the Fund is likely to be concentrated in the Indian financial services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Financial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Financial Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Financial Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financial Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Financial Concentration  Because the Financial Underlying Index is concentrated in the financial services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Companies in the financial services industry are subject to extensive government regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financial Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Financials ETF | C000101383 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Health Care ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the "Healthcare Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally healthcare companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and generally includes companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Healthcare Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's healthcare sectors. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Healthcare Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund's portfolio may fall. Many factors can adversely affect an equity security's performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund's Shares generally trade in the secondary market on the NYSE Arca, Inc. (the "Exchange") at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund's net asset value per Share ("NAV"), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund's return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund's portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund's portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Healthcare Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Health Care ETF | C000101384 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Industrials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Industrial Index (the "Industrial Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Industrial Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally industrial companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian industrial companies as companies that are included in the Industrial Underlying Index at the time of purchase. Industrial companies generally include companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Industrial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Industrial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Industrial Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's industrial sectors. Accordingly, the Fund is likely to be concentrated in the Indian industrial industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Industrial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Industrial Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Industrial Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrial Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Industrial Concentration  Because the Industrial Underlying Index is concentrated in the industrial sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.  Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India   Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrial Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Industrials ETF | C000101386 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Technology ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Technology Index (the "Technology Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Technology Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally technology companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian technology companies as companies that are included in the Technology Underlying Index at the time of purchase. Technology companies generally include companies whose businesses involve: diversified telecommunication; electrical equipment; IT services; software; and wireless telecommunication services. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Technology Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's technology sectors. Accordingly, the Fund is likely to be concentrated in the Indian technology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Technology Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Technology Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Technology Concentration  Because the Technology Underlying Index is concentrated in the technology industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Technology ETF | C000101387 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Basic Materials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Basic Materials Index (the "Basic Materials Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Basic Materials Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally basic materials companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian basic materials companies as companies that are included in the Basic Materials Underlying Index at the time of purchase. Basic materials companies generally include companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Basic Materials Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's basic materials sectors. Accordingly, the Fund is likely to be concentrated in the Indian basic materials industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Basic Materials Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Basic Materials Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration  Because the Basic Materials Underlying Index is concentrated in the basic materials industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Basic Materials ETF | C000101389 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Energy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Energy Index (the "Energy Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Energy Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally energy companies domiciled in India having a market capitalization of at least  $100 million at the time of purchase. The Fund defines Indian energy companies as companies that are included in the Energy Underlying Index at the time of purchase. Energy companies generally include companies whose businesses involve: oil and gas production; oil equipment; services and distribution; alternative energy; and energy traders. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Energy Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India's energy sectors. Accordingly, the Fund is likely to be concentrated in the Indian energy industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Energy Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Energy Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Energy Concentration  Because the Energy Underlying Index is concentrated in the oil and gas industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Energy ETF | C000101390 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares India High Income Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India High Income Low Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India High Income Low Beta Index (the "India HILB Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India HILB Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), domiciled in India having a market capitalization of at least  $250 million at the time of purchase. The India HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Indian companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Indian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading companies traded on the National Stock Exchange of India and the Bombay Stock Exchange. The components of the India HILB Underlying Index will have also paid dividends consistently over the last three years. The India HILB Underlying Index was developed to provide a lower beta, and a greater dividend yield (i.e., high income), than the BSE SENSEX Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the India HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the India HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the India HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India HILB Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in common shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange ”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the India HILB Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the India HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the India HILB Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India HILB Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India High Income Low Beta ETF | C000101380 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
EGShares Emerging Markets High Income Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets High Income Low Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Market High Income Low Beta Index (the "HILB Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILB Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), domiciled in emerging markets countries having a market capitalization of at least  $250 million at the time of purchase. The HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the broad market benchmark indices of the local exchanges in which the component securities trade. The components of the HILB Underlying Index will have also paid dividends consistently over the last three years. The HILB Underlying Index was developed to provide a lower beta, and a greater dividend yield (i.e., high income), than the MSCI Emerging Market Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the HILB Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the HILB Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILB Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the HILB Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets High Income Low Beta ETF | C000101381 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
EGShares Emerging Markets Food and Agriculture ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Food and Agriculture ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Food and Agriculture Index (the "Food and Agriculture Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Food and Agriculture Underlying Index, which may include small and medium capitalized companies ("small cap" and "mid cap" companies, respectively), and are generally food and agriculture companies domiciled in emerging market countries having a market capitalization of at least  $100 million at the time of purchase. The Fund defines food and agriculture companies as companies that are included in the Food and Agriculture Underlying Index at the time of purchase. Food and agriculture companies generally include companies whose businesses involve: restaurants; paper packaging; metal and glass containers; commodity chemicals; fertilizers and agricultural chemicals; brewers; distillers and vintners; soft drinks; agricultural products; and packaged foods and meats. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Food and Agriculture Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a "representative sampling" strategy whereby the Fund would hold a significant number of the component securities of the Food and Agriculture Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the Food and Agriculture Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors. Accordingly, the Fund is likely to be concentrated in the emerging markets food and agriculture companies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Food and Agriculture Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the "Subsidiary"), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs represent ownership interests in common shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Food and Agriculture Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Food and Agriculture Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Food and Agriculture Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Food and Agriculture Concentration  Because the Food and Agriculture Underlying Index is concentrated in the food and agriculture industry of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of the food and agriculture industry is closely tied to economic forces and government policies and regulations affecting the food and agriculture industry, as well as the weather.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Food and Agriculture Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Food and Agriculture ETF | C000101382 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA") have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.